ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2025	Jul. 31, 2025
Accounts Payable And Accrued Expenses
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses from continuing operations are summarized in the following table (in thousands):

	December 31, 2025	July 31, 2025
Accounts payable	$89	$99
Accrued redemption	10	10
Accrued other	43	38
Total	$142	$147

Accounts payable and accrued expenses from continuing operations are summarized in the following table (in thousands):

	July 31, 2025	July 31, 2024
Accounts payable	$99	$80
Accrued redemption	10	10
Accrued other	38	20
Total	$147	$110